Condensed Consolidating Financial Information Condensed Consolidating Statements of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 73,445	$ 62,188	[1]	$ 54,048	[1]	$ 63,998	[1]	$ 80,991	[1]	$ 56,145	$ 49,231	$ 46,706	$ 58,182	$ 233,759	$ 199,037	$ 261,225	$ 210,264	$ 169,071
Other comprehensive income, net of tax:
Foreign currency translation	28,514			10,182										6,330	12,518	12,921	(4,273)	3,078
Net change in unrecognized gains/losses on derivative instruments, net of tax	625			(1,242)										3,986	(4,233)	(3,201)	(9,066)	8,712
Reversal of unrealized gain on pension plan, net of tax																0	0	(15)
Total other comprehensive income (loss)	29,139			8,940										10,316	8,285	9,720	(13,339)	11,775
Total comprehensive income	102,584			62,988										244,075	207,322	270,945	196,925	180,846
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income	73,445			54,048										233,759	199,037	261,225	210,264	169,071
Other comprehensive income, net of tax:
Foreign currency translation	28,514			10,182										6,330	12,518	12,921	(4,273)	3,078
Net change in unrecognized gains/losses on derivative instruments, net of tax	625			(1,242)										3,986	(4,233)	(3,201)	(9,066)	8,712
Reversal of unrealized gain on pension plan, net of tax																		(15)
Total other comprehensive income (loss)	29,139			8,940										10,316	8,285	9,720	(13,339)	11,775
Total comprehensive income	102,584			62,988										244,075	207,322	270,945	196,925	180,846
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	60,388			44,429										200,572	172,431	234,399	210,575	174,334
Other comprehensive income, net of tax:
Foreign currency translation	13,130			3,880										3,386	4,965	5,278	(1,440)	1,517
Net change in unrecognized gains/losses on derivative instruments, net of tax	0			0										0	0	0	0	0
Reversal of unrealized gain on pension plan, net of tax																		(15)
Total other comprehensive income (loss)	13,130			3,880										3,386	4,965	5,278	(1,440)	1,502
Total comprehensive income	73,518			48,309										203,958	177,396	239,677	209,135	175,836
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	23,076			14,400										60,039	39,701	44,152	8,444	1,502
Other comprehensive income, net of tax:
Foreign currency translation	28,104			9,485										7,107	11,735	12,334	(3,790)	2,706
Net change in unrecognized gains/losses on derivative instruments, net of tax	127			(166)										903	(619)	(519)	(1,042)	0
Reversal of unrealized gain on pension plan, net of tax																		0
Total other comprehensive income (loss)	28,231			9,319										8,010	11,116	11,815	(4,832)	2,706
Total comprehensive income	51,307			23,719										68,049	50,817	55,967	3,612	4,208
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(83,464)			(58,829)										(260,611)	(212,132)	(278,551)	(219,019)	(175,836)
Other comprehensive income, net of tax:
Foreign currency translation	(41,234)			(13,365)										(10,493)	(16,700)	(17,612)	5,230	(4,223)
Net change in unrecognized gains/losses on derivative instruments, net of tax	(127)			166										(903)	619	519	1,042	0
Reversal of unrealized gain on pension plan, net of tax																		15
Total other comprehensive income (loss)	(41,361)			(13,199)										(11,396)	(16,081)	(17,093)	6,272	(4,208)
Total comprehensive income	$ (124,825)			$ (72,028)										$ (272,007)	$ (228,213)	$ (295,644)	$ (212,747)	$ (180,044)

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."